Share-based compensation - General (Details)	Nov. 10, 2025 $ / shares shares
Legacy Option Plan
Share-based compensation
Maximum number of shares that may be issued in accordance with the plan as a proportion of outstanding capital stock (in percent)	10.00%
Fair market value per share | $ / shares	$ 5
Number of common shares reserved for issuance	3,443,399
LTIP
Share-based compensation
Maximum number of shares that may be issued in accordance with the plan as a proportion of outstanding capital stock (in percent)	10.00%
Number of common shares reserved for issuance	5,114,593